Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Retroactive Adoption of Income Tax Accounting Guidance

Retroactive Adoption of Income Tax Accounting Guidance

The company has updated its combined balance sheets, and certain tables in Note 3 to the combined financial statements, for the early retroactive adoption of Accounting Standards Update (ASU) 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU 2015-17 requires all deferred tax assets and liabilities, along with any related valuation allowance, to be classified as noncurrent on the balance sheet. As of December 31, 2014, the adoption of ASU No. 2015-17 had the effect of reducing short-term assets by $215 million, increasing long-term assets by $14 million, reducing short-term liabilities by $4 million and reducing long-term liabilities by $197 million. As of December 31, 2013, the adoption of ASU 2015-17 had the effect of reducing short-term assets by $215 million, increasing long-term assets by $32 million, reducing short-term liabilities by $8 million and reducing long-term liabilities by $175 million. The retroactive application of ASU 2015-17 did not have an impact on the Company’s statements of income or other financial statements for the periods presented.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from these estimates.

Revenue Recognition

Revenue Recognition

The Company recognizes revenues from product sales and services when earned. Specifically, revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred (or services have been rendered), the price is fixed or determinable, and collectability is reasonably assured. For product sales, revenue is not recognized until title and risk of loss have transferred to the customer. The shipping terms for the majority of the Company’s revenue arrangements are FOB destination. Provisions for rebates, chargebacks to wholesalers and distributors, returns, and discounts are provided for at the time the related sales are recorded, and are reflected as a reduction of sales.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

In the normal course of business, the Company provides credit to its customers and maintains reserves for potential credit losses. The movement in the allowance for doubtful accounts during the periods presented is as follows:

years ended of December 31 (in millions)	2014	2013	2012

Balance at beginning of year	$21	$20	$19
Additions	3	2	2
Deductions from reserves	(4)	(1)	(1)

Balance at end of year	$20	$21	$20

Inventories

Inventories

as of December 31 (in millions)	2014	2013

Raw materials	$524	$529
Work in process	976	971
Finished goods	460	422

Total	$1,960	$1,922

Inventories are stated at the lower of cost (first-in, first-out method) or market value. Market value for raw materials is based on replacement costs, and market value for work in process and finished goods is based on net realizable value.

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

as of December 31 (in millions)	2014	2013

Land	$105	$99
Buildings and leasehold improvements	1,260	1,240
Machinery and equipment	2,259	2,101
Construction in progress	2,109	1,518

Total property, plant and equipment, at cost	5,733	4,958
Accumulated depreciation	(1,541)	(1,582)

Property, plant and equipment (PP&E), net	$4,192	$3,376

Depreciation expense is calculated using the straight-line method over the estimated useful lives of the related assets, which range from 20 to 50 years for buildings and improvements and from three to 15 years for machinery and equipment. Leasehold improvements are amortized over the life of the related facility lease (including any renewal periods, if appropriate) or the asset, whichever is shorter. Machinery and equipment includes capitalized software costs, which are amortized on a straight-line basis over the estimated useful lives of the software. Depreciation expense was $189 million in 2014, $168 million in 2013, and $150 million in 2012. Gross assets recorded under capital leases and reported in buildings and leasehold improvements were $283 million and $20 million as of December 31, 2014 and December 31, 2013, respectively, and associated accumulated depreciation was $3 million and $1 million as of December 31, 2014 and December 31, 2013, respectively.

Acquisitions

Acquisitions

Results of operations of acquired companies are included in the Company’s results of operations as of the respective acquisition dates. The purchase price of each acquisition is allocated to the net assets acquired based on estimates of their fair values at the date of the acquisition. Any purchase price in excess of these net assets is recorded as goodwill. The allocation of purchase price in certain cases may be subject to revision based on the final determination of fair values during the measurement period, which may be up to one year from the acquisition date.

Contingent consideration is recognized at the estimated fair value on the acquisition date. Subsequent changes to the fair value of contingent considerations are recognized in earnings.

Research and Development

Research and Development

Research and development (R&D) costs are expensed as incurred. Pre-regulatory approval contingent milestone obligations to counterparties in collaborative arrangements are expensed when the milestone is achieved. Payments made to counterparties on or after regulatory approval are capitalized and amortized over the remaining useful life of the related product. Amounts capitalized for such payments are included in other intangible assets, net of accumulated amortization.

Acquired in-process R&D (IPR&D) is the value assigned to products under development acquired in a business combination which have not received regulatory approval and have no alternative future use. Acquired IPR&D is capitalized as an indefinite-lived intangible asset. Development costs incurred after the acquisition date are expensed as incurred. Upon receipt of regulatory approval of the related product, the indefinite-lived intangible asset is accounted for as a finite-lived intangible asset and generally amortized on a straight-line basis over the estimated economic life of the related product, subject to annual impairment reviews as discussed below. If the R&D project is abandoned, the indefinite-lived asset is charged to expense.

Collaborative Arrangements

Collaborative Arrangements

The Company enters into collaborative arrangements in the normal course of business. These collaborative arrangements take a number of forms and structures, and are designed to enhance and expedite long-term sales and profitability growth. These arrangements generally provide that the Company obtain commercialization rights to a product under development. The agreements often require the Company make upfront payments and include additional contingent milestone payments relating to the achievement of specified development, regulatory and commercial milestones, as well as royalty payments. The Company may also be responsible for other on-going costs associated with the arrangements, including R&D cost reimbursements to the counterparty.

Royalty payments are expensed as cost of sales when they become due and payable. Any purchases of product from the partner during the development stage are expensed as R&D, while such purchases during the commercialization phase are capitalized as inventory and recognized as cost of sales when the related finished products are sold. The Company presents upfront payments to collaboration partners as investing activities and milestone payments as operating activities in the combined statements of cash flows.

Business Optimization Charges

Business Optimization Charges

The Company records liabilities for costs associated with exit or disposal activities in the period in which the liability is incurred. Employee termination costs are primarily recorded when actions are probable and estimable. Costs for one-time termination benefits in which the employee is required to render service until termination in order to receive the benefits are recognized ratably over the future service period.

Impairment Reviews

Goodwill

Goodwill is not amortized, but is subject to an impairment review annually and whenever indicators of impairment exist. Goodwill would be impaired if the carrying amount of a reporting unit exceeded the fair value of that reporting unit, calculated as the present value of estimated cash flows discounted using a risk-free market rate adjusted for a market participant’s view of similar companies and perceived risks in the cash flows. The implied fair value of goodwill is then determined by subtracting the fair value of all identifiable net assets other than goodwill from the fair value of the reporting unit, with an impairment charge recorded for the excess, if any, of carrying amount of goodwill over the implied fair value.

Intangible Assets Not Subject to Amortization

Indefinite-lived intangible assets, such as acquired IPR&D, are subject to an impairment review annually and whenever indicators of impairment exist. Indefinite-lived intangible assets would be impaired if the carrying amount of the asset exceeded the fair value of the asset.

Other Long-Lived Assets

The Company reviews the carrying amounts of long-lived assets, other than goodwill and intangible assets not subject to amortization, for potential impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In evaluating recoverability, the Company groups assets and liabilities at the lowest level such that the identifiable cash flows relating to the Company are largely independent of the cash flows of other assets and liabilities. The Company then compares the carrying amounts of the assets or asset groups with the related estimated undiscounted future cash flows. In the event impairment exists, an impairment charge is recorded as the amount by which the carrying amount of the asset or asset group exceeds the fair value.

Income Taxes

Income Taxes

In the Company’s combined financial statements, income tax expense and deferred tax balances have been calculated on a separate return basis although the Company’s operations have historically been included in the tax returns filed by the respective Baxter entities of which the Company’s business is a part. In the future, as a standalone entity, the Company will file tax returns on its own behalf and its deferred taxes and effective tax rate may differ from those in historical periods.

Deferred taxes are recognized for the future tax effects of temporary differences between financial and income tax reporting based on enacted tax laws and rates. The Company maintains valuation allowances unless it is more likely than not that the deferred tax asset will be realized. With respect to uncertain tax positions, the Company determines whether the position is more likely than not to be sustained upon examination, based on the technical merits of the position. Any tax position that meets the more-likely-than-not recognition threshold is measured and recognized in the combined financial statements at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The liability relating to uncertain tax positions is classified as current in the combined balance sheets to the extent the Company anticipates making a payment within one year. Interest and penalties associated with income taxes are classified in the income tax expense line in the combined statements of income.

The Company maintains an income taxes payable to/from account with Baxter. The Company is deemed to settle current tax balances with the Baxter tax paying entities in the respective jurisdictions. The Company’s current income tax balances are reflected as income taxes payable and settlements, which are deemed to occur in the year following incurrence, are reflected as changes in net parent company investment in the combined balance sheets.

As a standalone entity, the Company will file tax returns on its own behalf and its deferred taxes and effective tax rate may differ from those in historical periods.

Changes in Accounting Standards

Changes in Accounting Standards

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which amends the existing accounting standards for revenue recognition. ASU 2014-09 is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products are transferred to customers. ASU No. 201409 will be effective for the Company beginning on January 1, 2017. Early adoption is not permitted. The new revenue standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. The Company is currently evaluating the impact of adopting the new revenue standard on its combined financial statements.